COMMITMENTS	12 Months Ended
Dec. 31, 2023
COMMITMENTS
COMMITMENTS
12. COMMITMENTS

Considering the current gas supply contracts, the subsidiaries have financial commitment that totaled an estimated present value of R$44,057,687, the amount of which includes the minimum volume established in the contract, both in commodities and in transportation, with a term until December 2034.

The sub-concession agreements for which Rumo, through its subsidiaries, generally include commitments to execute investments with certain characteristics during the term of the agreement. We can highlight:

(i)	The amendment to renew the Malha Paulista concession, which provides for the execution throughout the concession of a set of investment projects to increase capacity and reduce urban conflicts, estimated by the agency at R$6,100,000 (value updated until December 2017). Of this amount, around R$3,000,000 make up the bond book, the physical execution of which was 26.99% up to the financial position date.
(ii)	The Malha Central sub concession contract provides for investments with a fixed term (from one to three years from the signing of the contract), estimated by ANTT at R$645,573. As of December 31, 2023, the physical execution of the projects in the book of obligations was 96.41%.